Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2017
Land Use Rights, Net
Schedule of land use rights, net
	As of December 31,
	2016	2017
	RMB	RMB
Cost:
Land use rights	84,068	84,068
Less: Accumulated amortization	(1,541)	(3,222)
Land use rights, net	82,527	80,846